Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities [Abstract]
Accrued Liabilities
13.	Accrued Liabilities

Accrued expenses relate to various accruals for the Company. Accrued interest represents the interest in debt not paid in the year ended December 31, 2023 and 2022. Accrued liabilities consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Accrued legal	$8,684	$-
Accrued interest	5,516	1,992
Accrued financing cost	3,537	-
Accrued construction expense	2,134	-
Accrued transaction cost - business combination	1,527	-
Accrued audit fees	800	-
Accrued payroll	148	501
Other accrued expenses	2,064	978
Total	$24,410	$3,471